Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value:	$ 1,189,562	$ 1,062,214
Total Investments	1,222,664	1,100,577
Employee contributions receivable	5	5
Employer contribution receivable	379	264
Net Assets Available for Benefits	1,223,048
Net Assets Available for Benefits	1,223,048	1,100,846
Advanced Drainage Systems, Inc. Stock Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value:	595,111	562,419
Mutual Funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value:	594,451	499,795
Stable Value Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value:	$ 33,102	$ 38,363